Schedule of type of goods or service (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 347,186	€ 109,357	€ 124,926
IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	45,118	48,480	94,307
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,444	13,300	31,471
Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	15,440	4,158	3,896
Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,346	3,817	(4,748)
Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	14,265	31,604
Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	10,001	7,997
COVID VLA2001 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	253,314
Chikungunya VLA1553 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,257
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	63,002	65,939	129,674
Commercialized products [member] | IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	45,118	48,480	94,307
Commercialized products [member] | DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,444	13,300	31,471
Commercialized products [member] | Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	15,440	4,158	3,896
Commercialized products [member] | Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Commercialized products [member] | Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Commercialized products [member] | Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	253,314
COVID [member] | IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
COVID [member] | COVID VLA2001 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	253,314
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,257	31,604	(10,516)
Vaccine candidates [member] | IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Vaccine candidates [member] | DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Vaccine candidates [member] | Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Vaccine candidates [member] | Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			(10,516)
Vaccine candidates [member] | Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		31,604
Vaccine candidates [member] | Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Vaccine candidates [member] | Chikungunya VLA1553 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,257
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	27,613	11,814	5,768
Technologies and services [member] | IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Technologies and services [member] | DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Technologies and services [member] | Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Technologies and services [member] | Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,346	3,817	€ 5,768
Technologies and services [member] | Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	14,265
Technologies and services [member] | Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 10,001	€ 7,997